UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bocage Capital, LLC

Address:   One Market Street
           Spear Street Tower
           Suite 3780
           San Francisco, CA 94105


Form 13F File Number: 028-14746


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter K. Ashby
Title:  Chief Compliance Officer
Phone:  (415) 963-8850

Signature,  Place,  and  Date  of  Signing:

/s/ Peter K. Ashby                 San Francisco, CA                  5/11/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      128,380
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ANADARKO PETE CORP           COM            032511107     8948   114220 SH       SOLE                114220      0    0
ARCH COAL INC                COM            039380100     2313   216000 SH  PUT  SOLE                216000      0    0
CHESAPEAKE ENERGY CORP       COM            165167107    15061   650000 SH  PUT  SOLE                650000      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101     8641   124762 SH       SOLE                124762      0    0
CONOCOPHILLIPS               COM            20825C104    18934   249100 SH  PUT  SOLE                249100      0    0
CVR ENERGY INC               COM            12662P108     1784    66697 SH       SOLE                 66697      0    0
DOMTAR CORP                  COM NEW        257559203     7993    83806 SH       SOLE                 83806      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140     8756   242489 SH       SOLE                242489      0    0
FRONTLINE LTD                SHS            G3682E127      638    82900 SH       SOLE                 82900      0    0
FRONTLINE LTD                SHS            G3682E127     4221   548900 SH  PUT  SOLE                548900      0    0
HOLLYFRONTIER CORP           COM            436106108     3791   117913 SH       SOLE                117913      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100     5322   121929 SH       SOLE                121929      0    0
MARATHON OIL CORP            COM            565849106     1916    60428 SH       SOLE                 60428      0    0
MARATHON PETE CORP           COM            56585A102     3038    70072 SH       SOLE                 70072      0    0
MERCER INTL INC              COM            588056101     1102   137969 SH       SOLE                137969      0    0
METHANEX CORP                COM            59151K108     5916   182421 SH       SOLE                182421      0    0
NOBLE ENERGY INC             COM            655044105     6953    71113 SH       SOLE                 71113      0    0
NORANDA ALUM HLDG CORP       COM            65542W107      555    55693 SH       SOLE                 55693      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105     9410    98810 SH       SOLE                 98810      0    0
PATRIOT COAL CORP            COM            70336T104      997   159800 SH  PUT  SOLE                159800      0    0
SCORPIO TANKERS INC          SHS            Y7542C106      567    80291 SH       SOLE                 80291      0    0
SUNCOKE ENERGY INC           COM            86722A103     1118    78705 SH       SOLE                 78705      0    0
SUNCOR ENERGY INC NEW        COM            867224107     2986    91323 SH       SOLE                 91323      0    0
TRANSOCEAN LTD               REG SHS        H8817H100     3542    64748 SH       SOLE                 64748      0    0
WESTERN REFNG INC            COM            959319104     3878   206053 SH       SOLE                206053      0    0


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